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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                            Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                Pioneer Strategic Income Fund
                Schedule of Investments  6/30/07 (unaudited)

  Shares  Floating Rate (c)                                            Value

                COMMON STOCK - 0.1 %
                Transportation - 0.1 %
                Trucking - 0.1 %
    50,736      Northwest Airlines * (b)                          $ 1,126,339
                TOTAL COMMON STOCK                                $ 1,126,339
                (Cost  $1,939,663)
Principal
Amount ($)
                ASSET BACKED SECURITIES - 3.6 %
                Energy - 0.3 %
                Oil & Gas Equipment & Services - 0.3 %
 2,400,000      Nakilat, Inc., 6.267%, 12/31/33 (144A)            $ 2,279,376
 1,200,000 8.37 Sevan Marine ASA, 5/14/13 (144A)                    1,215,000
                                                                  $ 3,494,376
                Total Energy                                      $ 3,494,376
                Transportation - 0.1 %
                Airlines - 0.1 %
 1,909,996      Continental Airlines, Inc., 6.795%, 8/2/18        $ 1,862,246
                Total Transportation                              $ 1,862,246
                Consumer Services - 0.2 %
                Restaurants - 0.2 %
 2,825,000      Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 $ 2,853,185
                Total Consumer Services                           $ 2,853,185
                Food & Drug Retailing - 0.5 %
                Food Retail - 0.5 %
 6,400,000      Dominos Pizza, Master Issuer LL, 7.629%, 4/25/37  $ 6,261,517
                Total Food & Drug Retailing                       $ 6,261,517
                Banks - 0.2 %
                Thrifts & Mortgage Finance - 0.2 %
 2,882,224 6.32 Taganka Car Loan Finance Plc, 11/14/13 (144A)     $ 2,882,224
                Total Banks                                       $ 2,882,224
                Diversified Financials - 1.0 %
                Other Diversified Financial Services - 0.9 %
 3,729,710      Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A) $ 3,674,473
 3,095,391      PF Export Receivable Master Trust, 6.436%, 6/1/15   3,199,860
 4,021,462      Power Receivables Finance, 6.29%, 1/1/12 (144A)     4,063,527
                                                                  $10,937,860
                Specialized Finance - 0.1 %
   650,000 6.97 Aegis Asset Backed Securities, 1/25/34            $   653,673
                Total Diversified Financials                      $11,591,533
                Utilities - 0.9 %
                Electric Utilities - 0.9 %
 3,321,480      FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)   $ 3,300,721
 4,934,655      Ormat Funding Corp., 8.25%, 12/30/20                5,033,348
 3,008,156 7.00 Tenaska Alabama, 7.0%, 6/30/21 (144A)               3,078,029
                                                                  $11,412,098
                Total Utilities                                   $11,412,098
                Government - 0.4 %
                Government - 0.4 %
 4,303,895      Republic of Columbia, 9.75%, 4/9/11               $ 4,648,206
                Total Government                                  $ 4,648,206
                TOTAL ASSET BACKED SECURITIES                     $45,005,385
                (Cost  $44,825,090)

                COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9 %
                Banks - 0.6 %
                Thrifts & Mortgage Finance - 0.6 %
 2,020,000      SBA CMBS Trust, 6.904%, 11/15/36                  $ 1,997,884
 6,475,000      T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)          6,396,338
                                                                  $ 8,394,222
                Total Banks                                       $ 8,394,222
                Diversified Financials - 0.3 %
                Other Diversified Financial Services - 0.3 %
 1,376,000      Global Signal, 7.036%, 2/15/36 (144A)             $ 1,372,686
 2,780,000      Tower 2004-2A F, 6.376%, 12/15/14                   2,732,118
                                                                  $ 4,104,804
                Total Diversified Financials                      $ 4,104,804
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         $12,499,026
                (Cost  $12,666,390)

                CORPORATE BONDS - 26.6 %
                Energy - 3.1 %
                Coal & Consumable Fuels - 0.3 %
 4,200,000      Massey Energy Co., 6.875%, 12/15/13               $ 3,848,250
                Oil & Gas Drilling - 0.7 %
 6,570,000      DDI Holdings AS, 9.3%, 1/19/12 (144A)             $ 6,914,925
 1,355,000      DDI Holdings AS, 9.3%, 4/23/12 (144A)               1,426,138
                                                                  $ 8,341,063
                Oil & Gas Equipment & Services - 0.5 %
 1,965,000      Nakilat, Inc., 6.067%, 12/31/33 (144A)            $ 1,841,323
13,500,000      Petromena AS, 9.75%, 5/24/12 (144A)                 2,414,269
 2,545,000      Semgroup LP, 8.75%, 11/15/15 (144A)                 2,557,725
                                                                  $ 6,813,317
                Oil & Gas Exploration & Production - 1.4 %
 3,610,000      Baytex Energy, Ltd., 9.625%, 7/15/10              $ 3,736,350
 4,000,000      Compton Petroleum Corp., 7.625%, 12/1/13            3,950,000
 2,065,000      Harvest Operations Corp., 7.875%, 10/15/11          2,026,281
2,825,000,000   Petroleos Mexicanos, 7.375%, 8/13/07                1,978,937
 3,150,000      Quicksilver Resources, Inc., 7.125%, 4/1/16         3,039,750
   815,000      Southern Star Central Corp., 6.75%, 3/1/16            802,775
 2,375,000      Verasun Energy Corp., 9.875%, 12/15/12              2,493,750
                                                                  $18,027,843
                Oil & Gas Storage & Transporation - 0.2 %
   535,000      Copano Energy LLC, 8.125%, 3/1/16                 $   543,025
 1,000,000      Inergy LP, 8.25%, 3/1/16                            1,027,500
   565,000      Targa Resources, Inc., 8.5%, 11/1/13 (144A)           573,475
                                                                  $ 2,144,000
                Total Energy                                      $39,174,473
                Materials - 3.2 %
                Aluminum - 0.7 %
 1,695,000      Aleris International, Inc., 9.0%, 12/15/14 (144A) $ 1,709,831
 4,507,000      Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)       4,439,395
 2,160,000      Novelis, Inc., 7.25%, 2/15/15                       2,216,700
                                                                  $ 8,365,926
                Commodity Chemicals - 0.6 %
 1,690,000      Arco Chemical Co., 9.8%, 2/1/20                   $ 1,833,650
 5,020,000      Georgia Gulf Corp, 9.5%, 10/15/14                   4,994,900
 1,015,000      Invista, 9.25%, 5/1/12 (144A)                       1,073,363
                                                                  $ 7,901,913
                Construction Materials - 0.3 %
 4,030,000      U.S. Concrete, Inc., 8.375%, 4/1/14               $ 4,019,925
                Diversified Chemical - 0.5 %
 1,885,000      Basell Finance Co., 8.1%, 3/15/27 (144A)          $ 1,715,350
 1,250,000      Ineos Group Holdings PLC, 7.875%, 2/15/16 (144A)    1,585,957
 2,800,000      Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)    2,926,000
                                                                  $ 6,227,307
                Diversified Metals & Mining - 0.8 %
 1,440,000      American Rock Salt Co., LLC, 9.5%, 3/15/14        $ 1,456,200
 1,330,000      FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)       1,582,700
 3,000,000      Vale Overseas, Ltd., 6.25%, 1/11/16                 2,975,598
 3,300,000      Vale Overseas, Ltd., 8.25%, 1/17/34                 3,860,013
                                                                  $ 9,874,511
                Forest Products - 0.2 %
 2,710,000      Ainsworth Lumber, 6.75%, 3/15/14 (b)              $ 2,015,563
                Paper Products - 0.1 %
 1,820,000      Bowater, Inc., 6.5%, 6/15/13                      $ 1,581,125
                Total Materials                                   $39,986,270
                Capital Goods - 2.3 %
                Aerospace & Defense - 0.0 %
   400,000      L-3 Communications Corp., 6.125%, 1/15/14         $   377,000
                Building Products - 0.3 %
 2,490,000 9.61 Builders Firstsource, Inc., 2/15/12               $ 2,521,125
 1,545,000 9.24 Esco Corp., 12/15/13 (144A)                         1,575,900
                                                                  $ 4,097,025
                Construction & Engineering - 0.3 %
 3,550,000      Dycom Industries, 8.125%, 10/15/15                $ 3,692,000
                Construction & Farm Machinery & Heavy Trucks - 0.6 %
 2,025,000      Commercial Vehicle Group, 8.0%, 7/1/13            $ 2,019,938
 4,660,000      Greenbrier Co., Inc., 8.375%, 5/15/15               4,694,950
 1,120,000      Titan Wheel International, Inc., 8.0%, 1/15/12      1,150,800
                                                                  $ 7,865,688
                Electrical Component & Equipment - 0.3 %
 1,140,000      NXP Funding LLC, 7.875%, 10/15/14                 $ 1,122,900
 3,000,000      Power Contract Financing LLC, 0.681%, 2/5/10 (144A  2,490,000
                                                                  $ 3,612,900
                Industrial Machinery - 0.2 %
 2,150,000      Gardner Denver, Inc., 8.0%, 5/1/13 (144A)         $ 2,246,750
                Trading Companies & Distributors - 0.6 %
 6,925,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)        $ 6,796,354
                Total Capital Goods                               $28,687,717
                Commercial Services & Supplies - 1.4 %
                Diversified Commercial Services - 0.8 %
 8,200,00010.23 NCO Group, Inc., 11/15/13 (144A)                  $ 8,220,500
 1,655,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14        1,592,938
                                                                  $ 9,813,438
                Environmental & Facilities Services - 0.5 %
 1,633,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)       $ 1,803,304
 3,780,000      Hydrochem Industrial Service, 9.25%, 2/15/13 (144A  3,893,400
                                                                  $ 5,696,704
                Office Services & Supplies - 0.1 %
 1,600,000 9.37 Nutro Products, Inc., 10/15/13 (144A)             $ 1,688,960
                Total Commercial Services & Supplies              $17,199,102
                Transportation - 0.3 %
                Marine - 0.3 %
 1,780,000      CMA CGM SA, 7.25%, 2/1/13 (144A)                  $ 1,815,600
 1,585,000      Stena AB, 7.0%, 12/1/16                             1,585,000
   150,000      Trailer Bridge, Inc., 9.25%, 11/15/11                 153,375
                                                                  $ 3,553,975
                Railroads - 0.0 %
   775,000      TFM SA De CV, 9.375%, 5/1/12                      $   829,250
                Total Transportation                              $ 4,383,225
                Automobiles & Components - 0.4 %
                Auto Parts & Equipment - 0.4 %
 4,585,000      Baldor Electric, 8.625%, 2/15/17                  $ 4,848,638
                Total Automobiles & Components                    $ 4,848,638
                Consumer Durables & Apparel - 1.1 %
                Footwear - 0.1 %
   685,000      Brown Shoe Co., Inc., 8.75%, 5/1/12               $   715,825
                Homebuilding - 1.0 %
 1,692,000 6.72 C10 Capital SPV, Ltd., 12/31/49                   $ 1,646,096
 2,900,000 6.64 C8 Capital SPV, Ltd., 12/31/49                      2,848,148
 3,639,000      Meritage Homes Corp., 6.25%, 3/15/15                3,238,710
 2,300,000      Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)      2,409,250
 2,530,000      WCI Communities, Inc., 7.875%, 10/1/13              2,428,800
                                                                  $12,571,004
                Total Consumer Durables & Apparel                 $13,286,829
                Consumer Services - 1.4 %
                Casinos & Gaming - 1.4 %
 3,525,000 8.25 Lottomatica S.p.A., 3/31/66 (144A)                $ 5,114,994
 4,400,000      Shingle Springs Tribal, 9.375%, 6/15/15 (144A)      4,438,500
 3,995,000      Station Casinos, Inc., 6.625%, 3/15/18              3,435,700
 5,000,000      Tropicana Finance Corp., 9.625%, 12/15/14 (144A)    4,812,500
                                                                  $17,801,694
                Total Consumer Services                           $17,801,694
                Media - 0.9 %
                Broadcasting & Cable Television - 0.5 %
 6,330,000      C&M Finance, Ltd., 8.1%, 2/1/16 (144A)            $ 6,424,950
                Movies & Entertainment - 0.4 %
 5,030,000      Corp Interamer De Entret, 8.875%, 6/14/15 (144A)  $ 5,256,350
                Total Media                                       $11,681,300
                Retailing - 0.1 %
                Automotive Retail - 0.1 %
 1,250,000      Autonation, Inc., 7.0%, 4/15/14                   $ 1,234,375
                Total Retailing                                   $ 1,234,375
                Food, Beverage & Tobacco - 0.4 %
                Brewers - 0.4 %
   405,000      Argentine Beverages, 7.375%, 3/22/12 (144A)       $   407,025
 1,380,000      Cerveceria Nacio, 8.0%, 3/27/14 (144A)              1,421,400
   535,000      Cia Brasileira de Bebida, 10.5%, 12/15/11             628,625
 2,530,000      Cia Brasileira de Bebida, 8.75%, 9/15/13            2,877,875
                                                                  $ 5,334,925
                Total Food, Beverage & Tobacco                    $ 5,334,925
                Health Care Equipment & Services - 0.3 %
                Health Care Facilities - 0.1 %
 1,150,000      HCA, Inc., 9.625%, 11/15/16                       $ 1,236,250
                Health Care Services - 0.2 %
 2,665,000      Rural/Metro Corp., 9.875%, 3/15/15                $ 2,804,913
                Total Health Care Equipment & Services            $ 4,041,163
                Pharmaceuticals & Biotechnology - 0.6 %
                Biotechnology - 0.4 %
 4,825,000      Angiotech Pharmaceutical, 7.75%, 4/1/14           $ 4,547,563
                Pharmaceuticals - 0.2 %
 1,977,000      Warner Chilcott Corp., 8.75%, 2/1/15              $ 2,031,368
                Total Pharmaceuticals & Biotechnology             $ 6,578,931
                Banks - 1.7 %
                Diversified Banks - 1.7 %
 1,800,000      ALB Finance BV, 9.25%, 9/25/13                    $ 1,797,840
   250,000      ALB Finance BV, 9.375%, 12/31/49                      239,075
 2,725,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                 2,901,689
   975,000      ATF Capital BV, 9.25%, 2/21/14 (144A)               1,038,375
 2,420,000      Kazkommerts International BV, 8.0%, 11/3/15         2,350,546
     1,526      Nykredit, 6.0%, 10/1/29                                   283
    72,986      Nykredit, 7.0%, 10/1/32                                14,164
 1,650,000      Russian Stand Bank, 7.5%, 10/7/10 (144A)            1,592,250
 3,000,000      Sibacademfinance Plc, 9.0%, 5/12/09 (144A)          3,064,170
 1,295,000      TNK-BP Finance SA, 6.625%, 3/20/17 144A             1,254,596
 4,160,000      TNK-BP Finance SA, 7.5%, 7/18/16 144A               4,288,960
 3,170,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)          3,086,946
                                                                  $21,628,894
                Total Banks                                       $21,628,894
                Diversified Financials - 2.7 %
                Consumer Finance - 1.2 %
 3,300,000      Americredit Corp., 8.5%, 7/1/15 (144A)            $ 3,324,750
 4,180,000      Ford Motor Credit Co., 5.7%, 1/15/10                3,993,363
 4,500,000 5.33 SLM Corp., 4/18/08                                  4,473,005
 4,559,000 4.04 SLM Corp., 7/25/14                                  3,624,405
                                                                  $15,415,523
                Other Diversified Financial Services - 0.1 %
 1,095,000      ISA Capital Do Brasil SA, 8.8%, 1/30/17 (144A)    $ 1,171,650
                Specialized Finance - 1.4 %
 5,247,000 7.26 Alfa Div Pymt Rights, 12/15/11 (144A)             $ 5,247,000
 3,815,000      Ceva Group Plc, 8.5%, 12/1/14 (144A)                4,995,233
 2,200,000      Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)            2,131,360
 3,200,000      NSG Holdings LLC, 7.75%, 12/15/25 (144A)            3,232,000
 1,875,000      Sally Holdings, 9.25%, 11/15/14 (144A)              1,879,688
                                                                  $17,485,281
                Total Diversified Financials                      $34,072,454
                Insurance - 2.4 %
                Life & Health Insurance - 0.4 %
 5,400,000      Presidential Life Corp., 7.875%, 2/15/09          $ 5,400,000
                Multi-Line Insurance - 0.6 %
 5,186,000      Hanover Insurance Group, 7.625%, 10/15/25         $ 5,389,493
 2,525,000      Liberty Mutual Group, 7.0%, 3/15/37 (144A)          2,424,669
                                                                  $ 7,814,162
                Property & Casualty Insurance - 0.6 %
 5,250,000      Kingsway America, Inc., 7.5%, 2/1/14              $ 5,328,409
 1,560,000      Ohio Casualty Corp., 7.3%, 6/15/14                  1,658,477
                                                                  $ 6,986,886
                Reinsurance - 0.8 %
 1,275,000 9.46 Foundation RE, Ltd., 11/24/08 (144A)              $ 1,212,066
 7,625,000      Platinum Underwriters Holdings, 7.5%, 6/1/17        7,849,511
   900,00013.81 Residential Reinsurance 2005 Cat Bond, 6/6/08 (144    852,750
                                                                  $ 9,914,327
                Total Insurance                                   $30,115,375
                Real Estate - 1.0 %
                Real Estate Management & Development - 0.1 %
 1,540,000      Forest City Enterprises, 7.625%, 6/1/15           $ 1,551,550
                Real Estate Investment Trusts - 0.9 %
 2,310,000      BF Saul Real Estate Investment Trust, 7.5%, 3/1/14$ 2,318,663
   690,000      Crescent Real Estate, 9.25%, 4/15/09                  705,960
 6,390,000      Trustreet Properties, Inc., 7.5%, 4/1/15            6,876,547
 1,550,000      Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)  1,561,625
                                                                  $11,462,795
                Total Real Estate                                 $13,014,345
                Technology Hardware & Equipment - 0.6 %
                Communications Equipment - 0.2 %
 1,930,000      Mastec, Inc., 7.625%, 2/1/17                      $ 1,934,825
                Technology Distributors - 0.4 %
 5,609,000      Anixter International Corp., 5.95%, 3/1/15        $ 5,244,413
                Total Technology Hardware & Equipment             $ 7,179,238
                Telecommunication Services - 1.9 %
                Integrated Telecommunication Services - 0.8 %
 2,400,000      Eschelon Operating Co., 8.375%, 3/15/10           $ 2,319,000
 3,700,000      PGS Solutions, Inc., 9.872%, 2/15/17 (144A)         3,746,250
 2,540,000      Stratos Global Corp., 9.875%, 2/15/13               2,698,750
   818,000      Tele Norte Leste Participacoes, 8.0%, 12/18/13        858,900
                                                                  $ 9,622,900
                Wireless Telecommunication Services - 1.1 %
 4,695,000      Digicel, Ltd., 9.25%, 9/1/12 (144A)               $ 4,947,353
 4,910,000      Intelsat Intermediate, 0.0%, 2/1/15                 4,038,475
 5,185,000      True Move Co., Ltd., 10.75%, 12/16/13 (144A)        5,496,100
                                                                  $14,481,928
                Total Telecommunication Services                  $24,104,828
                Utilities - 0.8 %
                Electric Utilities - 0.6 %
 3,828,825      Juniper Generation, 6.79%, 12/31/14 (144A)        $ 3,773,039
 3,775,000      Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)    3,624,302
                                                                  $ 7,397,341
                Gas Utilities - 0.2 %
 2,240,000 7.20 Southern Union Co., 7.2%, 11/1/66                 $ 2,242,957
                Total Utilities                                   $ 9,640,298
                TOTAL CORPORATE BONDS                             $333,994,074
                (Cost  $327,719,592)

                U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.0 %
                Government - 55.0 %
 5,580,544      Federal Home Loan Mortgage Corp., 4.5%, 10/1/35   $ 5,078,960
   150,313      Federal Home Loan Mortgage Corp., 4.5%, 11/1/18       143,273
 2,491,486      Federal Home Loan Mortgage Corp., 4.5%, 11/1/20     2,365,773
   387,191      Federal Home Loan Mortgage Corp., 4.5%, 4/1/20        367,655
 6,950,966      Federal Home Loan Mortgage Corp., 4.5%, 4/1/20      6,600,242
14,737,565      Federal Home Loan Mortgage Corp., 4.5%, 4/1/22     13,987,842
 4,254,454      Federal Home Loan Mortgage Corp., 4.5%, 4/1/35      3,882,434
 7,742,907      Federal Home Loan Mortgage Corp., 4.5%, 5/1/20      7,352,224
 3,036,430      Federal Home Loan Mortgage Corp., 4.5%, 7/1/20      2,883,221
   153,400      Federal Home Loan Mortgage Corp., 4.5%, 8/1/18        146,215
 2,928,712      Federal Home Loan Mortgage Corp., 5.0%, 1/1/22      2,830,857
   581,755      Federal Home Loan Mortgage Corp., 5.0%, 11/1/34       547,606
 6,056,628      Federal Home Loan Mortgage Corp., 5.0%, 12/1/21     5,854,262
 1,155,125      Federal Home Loan Mortgage Corp., 5.0%, 2/1/22      1,116,529
   903,909      Federal Home Loan Mortgage Corp., 5.0%, 5/1/34        850,851
19,742,529      Federal Home Loan Mortgage Corp., 5.0%, 5/1/37     18,521,376
 5,315,611      Federal Home Loan Mortgage Corp., 5.0%, 6/1/36      4,986,820
 2,145,788      Federal Home Loan Mortgage Corp., 5.0%, 7/1/35      2,016,638
   827,604      Federal Home Loan Mortgage Corp., 5.5%, 1/1/35        801,230
   208,599      Federal Home Loan Mortgage Corp., 5.5%, 10/1/16       206,258
 7,861,993      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34     7,616,591
   183,978      Federal Home Loan Mortgage Corp., 5.5%, 4/1/33        178,289
   376,661      Federal Home Loan Mortgage Corp., 5.5%, 5/1/33        365,021
 3,630,223      Federal Home Loan Mortgage Corp., 5.5%, 6/1/35      3,509,448
 9,421,608      Federal Home Loan Mortgage Corp., 5.5%, 9/1/36      9,091,564
   165,884      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33        165,384
   116,686      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33        116,191
    75,794      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         75,566
   237,665      Federal Home Loan Mortgage Corp., 6.0%, 1/1/34        236,658
    46,397      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33         46,200
   117,043      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33        116,690
   278,593      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33        277,412
 1,918,806      Federal Home Loan Mortgage Corp., 6.0%, 6/1/17      1,929,538
 3,050,010      Federal Home Loan Mortgage Corp., 6.0%, 6/1/35      3,027,339
 1,371,242      Federal Home Loan Mortgage Corp., 6.0%, 8/1/34      1,363,292
    13,689      Federal Home Loan Mortgage Corp., 6.5%, 9/1/32         13,941
   504,944      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33       515,759
 5,784,296      Federal National Mortgage Association, 4.0%, 8/1/1  5,383,307
 2,107,097      Federal National Mortgage Association, 4.5%, 3/1/3  1,917,983
 2,396,033      Federal National Mortgage Association, 4.5%, 4/1/3  2,178,841
 1,907,254      Federal National Mortgage Association, 4.5%, 5/1/2  1,810,620
 1,689,387      Federal National Mortgage Association, 4.5%, 9/1/2  1,603,791
 2,387,902      Federal National Mortgage Association, 4.5%, 9/1/3  2,173,585
    67,452      Federal National Mortgage Association, 5.0%, 1/1/3     63,374
 5,550,000      Federal National Mortgage Association, 5.0%, 1/1/3  5,200,293
   788,815      Federal National Mortgage Association, 5.0%, 10/1/    741,127
    49,234      Federal National Mortgage Association, 5.0%, 10/1/     46,258
   854,549      Federal National Mortgage Association, 5.0%, 11/1/    802,887
    51,262      Federal National Mortgage Association, 5.0%, 11/1/     48,163
 1,807,235      Federal National Mortgage Association, 5.0%, 11/1/  1,697,978
    61,732      Federal National Mortgage Association, 5.0%, 11/1/     58,000
    55,007      Federal National Mortgage Association, 5.0%, 11/1/     51,682
 3,477,804      Federal National Mortgage Association, 5.0%, 12/1/  3,273,662
   853,299      Federal National Mortgage Association, 5.0%, 12/1/    801,713
   846,223      Federal National Mortgage Association, 5.0%, 12/1/    795,064
 6,355,766      Federal National Mortgage Association, 5.0%, 2/1/2  6,142,354
   775,356      Federal National Mortgage Association, 5.0%, 2/1/3    728,481
    49,305      Federal National Mortgage Association, 5.0%, 2/1/3     46,325
    76,783      Federal National Mortgage Association, 5.0%, 2/1/3     72,141
 5,000,500      Federal National Mortgage Association, 5.0%, 2/1/3  4,685,416
 1,156,953      Federal National Mortgage Association, 5.0%, 3/1/2  1,118,105
   885,983      Federal National Mortgage Association, 5.0%, 3/1/3    830,874
   880,204      Federal National Mortgage Association, 5.0%, 3/1/3    826,991
 7,240,723      Federal National Mortgage Association, 5.0%, 3/1/3  6,784,482
10,819,521      Federal National Mortgage Association, 5.0%, 3/1/3 10,137,779
   917,692      Federal National Mortgage Association, 5.0%, 4/1/3    860,611
   884,948      Federal National Mortgage Association, 5.0%, 5/1/3    829,904
 5,000,499      Federal National Mortgage Association, 5.0%, 5/1/3  4,685,416
   114,869      Federal National Mortgage Association, 5.0%, 5/1/3    107,631
 5,000,500      Federal National Mortgage Association, 5.0%, 5/1/3  4,685,416
 2,700,000      Federal National Mortgage Association, 5.0%, 6/1/3  2,529,872
10,001,000      Federal National Mortgage Association, 5.0%, 6/1/3  9,370,832
 5,000,500      Federal National Mortgage Association, 5.0%, 6/1/3  4,685,416
   600,000      Federal National Mortgage Association, 5.0%, 6/1/3    562,194
 7,925,000      Federal National Mortgage Association, 5.0%, 6/1/3  7,425,643
10,306,030      Federal National Mortgage Association, 5.0%, 6/1/3  9,656,643
12,995,479      Federal National Mortgage Association, 5.0%, 7/1/3 12,176,629
    35,222      Federal National Mortgage Association, 5.0%, 8/1/3     33,092
    22,319      Federal National Mortgage Association, 5.0%, 8/1/3     20,969
   850,696      Federal National Mortgage Association, 5.0%, 9/1/3    799,267
    44,835      Federal National Mortgage Association, 5.0%, 9/1/3     42,125
 4,659,921      Federal National Mortgage Association, 5.0%, 9/1/3  4,378,204
    65,967      Federal National Mortgage Association, 5.0%, 9/1/3     61,979
    50,152      Federal National Mortgage Association, 5.0%, 9/1/3     47,120
 4,768,131      Federal National Mortgage Association, 5.5%, 4/1/3  4,601,042
 9,015,079      Federal National Mortgage Association, 5.5%, 10/1/  8,716,966
 1,097,196      Federal National Mortgage Association, 5.5%, 12/1/  1,085,240
   622,576      Federal National Mortgage Association, 5.5%, 12/1/    615,531
 2,474,227      Federal National Mortgage Association, 5.5%, 12/1/  2,392,409
 1,968,588      Federal National Mortgage Association, 5.5%, 12/1/  1,903,491
 4,553,713      Federal National Mortgage Association, 5.5%, 2/1/2  4,452,271
    53,331      Federal National Mortgage Association, 5.5%, 2/1/3     51,370
 1,225,949      Federal National Mortgage Association, 5.5%, 3/1/1  1,212,077
 4,212,355      Federal National Mortgage Association, 5.5%, 3/1/2  4,153,096
 5,687,599      Federal National Mortgage Association, 5.5%, 3/1/2  5,550,575
   832,919      Federal National Mortgage Association, 5.5%, 3/1/3    803,731
 5,352,296      Federal National Mortgage Association, 5.5%, 3/1/3  5,164,736
   870,564      Federal National Mortgage Association, 5.5%, 4/1/1    860,862
 1,441,071      Federal National Mortgage Association, 5.5%, 4/1/3  1,396,242
 1,642,086      Federal National Mortgage Association, 5.5%, 4/1/3  1,584,542
   363,561      Federal National Mortgage Association, 5.5%, 5/1/3    352,251
   510,529      Federal National Mortgage Association, 5.5%, 6/1/3    507,536
   208,222      Federal National Mortgage Association, 5.5%, 6/1/3    201,744
   497,638      Federal National Mortgage Association, 5.5%, 7/1/3    482,158
    74,443      Federal National Mortgage Association, 6.0% 11/1/3     74,098
   104,796      Federal National Mortgage Association, 6.0%, 1/1/3    104,310
    27,694      Federal National Mortgage Association, 6.0%, 10/1/     27,565
    63,716      Federal National Mortgage Association, 6.0%, 11/1/     63,421
   969,139      Federal National Mortgage Association, 6.0%, 12/1/    964,646
   644,458      Federal National Mortgage Association, 6.0%, 12/1/    640,679
   739,692      Federal National Mortgage Association, 6.0%, 12/1/    735,355
    15,637      Federal National Mortgage Association, 6.0%, 2/1/3     15,576
    59,907      Federal National Mortgage Association, 6.0%, 3/1/3     59,629
    82,151      Federal National Mortgage Association, 6.0%, 3/1/3     81,770
   517,254      Federal National Mortgage Association, 6.0%, 7/1/1    520,305
10,500,000      Federal National Mortgage Association, 6.375%, 8/1  8,899,347
    48,572      Federal National Mortgage Association, 6.5%, 10/1/     49,432
    37,649      Federal National Mortgage Association, 6.5%, 11/1/     38,316
   863,991      Federal National Mortgage Association, 6.5%, 12/1/    884,454
     7,778      Federal National Mortgage Association, 6.5%, 2/1/3      7,891
    16,187      Federal National Mortgage Association, 6.5%, 3/1/3     16,474
     2,040      Federal National Mortgage Association, 6.5%, 4/1/2      2,082
    24,132      Federal National Mortgage Association, 6.5%, 5/1/3     24,601
     1,454      Federal National Mortgage Association, 6.5%, 6/1/3      1,482
     5,850      Federal National Mortgage Association, 6.5%, 7/1/3      5,965
    23,494      Federal National Mortgage Association, 6.5%, 8/1/3     23,951
 1,207,376      Federal National Mortgage Association, 6.5%, 9/1/3  1,228,760
     1,632      Federal National Mortgage Association, 7.0%, 12/1/      1,693
     1,813      Federal National Mortgage Association, 7.0%, 2/1/2      1,880
     6,796      Federal National Mortgage Association, 7.0%, 5/1/2      7,046
     7,639      Federal National Mortgage Association, 7.0%, 7/1/3      7,918
     3,441      Federal National Mortgage Association, 7.5%, 1/1/2      3,602
 1,053,537      Government National Mortgage Association, 4.5%, 10    968,361
 4,258,047      Government National Mortgage Association, 4.5%, 10  3,908,421
    38,519      Government National Mortgage Association, 4.5%, 11     35,405
   216,142      Government National Mortgage Association, 4.5%, 12    198,551
   791,725      Government National Mortgage Association, 4.5%, 3/    726,717
 3,239,035      Government National Mortgage Association, 4.5%, 3/  2,958,928
   915,173      Government National Mortgage Association, 4.5%, 4/    840,029
   291,476      Government National Mortgage Association, 4.5%, 4/    267,543
   770,737      Government National Mortgage Association, 4.5%, 4/    707,452
   207,339      Government National Mortgage Association, 4.5%, 4/    190,314
 2,424,605      Government National Mortgage Association, 4.5%, 5/  2,225,586
 1,504,830      Government National Mortgage Association, 4.5%, 9/  1,383,168
   738,358      Government National Mortgage Association, 4.5%, 9/    677,732
 1,303,850      Government National Mortgage Association, 5.0%, 10  1,266,929
   204,292      Government National Mortgage Association, 5.0%, 10    198,507
   423,910      Government National Mortgage Association, 5.0%, 11    413,394
   998,670      Government National Mortgage Association, 5.0%, 12    945,014
   727,183      Government National Mortgage Association, 5.0%, 2/    688,637
 2,316,200      Government National Mortgage Association, 5.0%, 3/  2,193,424
   988,194      Government National Mortgage Association, 5.0%, 4/    935,102
   499,448      Government National Mortgage Association, 5.0%, 4/    472,387
    44,212      Government National Mortgage Association, 5.0%, 5/     41,902
   459,433      Government National Mortgage Association, 5.0%, 5/    435,080
   835,450      Government National Mortgage Association, 5.0%, 5/    791,165
   669,196      Government National Mortgage Association, 5.0%, 5/    633,724
   873,396      Government National Mortgage Association, 5.0%, 5/    827,100
   967,511      Government National Mortgage Association, 5.0%, 5/    916,226
 3,126,607      Government National Mortgage Association, 5.0%, 6/  2,960,875
 2,945,210      Government National Mortgage Association, 5.0%, 9/  2,792,312
 1,536,262      Government National Mortgage Association, 5.5%, 1/  1,493,558
   956,041      Government National Mortgage Association, 5.5%, 1/    928,926
 4,312,919      Government National Mortgage Association, 5.5%, 1/  4,185,716
 2,556,871      Government National Mortgage Association, 5.5%, 1/  2,481,460
 1,722,359      Government National Mortgage Association, 5.5%, 10  1,701,814
   199,232      Government National Mortgage Association, 5.5%, 10    196,856
 1,579,949      Government National Mortgage Association, 5.5%, 10  1,536,031
 2,375,069      Government National Mortgage Association, 5.5%, 10  2,309,049
 3,054,758      Government National Mortgage Association, 5.5%, 11  2,965,287
    20,590      Government National Mortgage Association, 5.5%, 12     20,355
 4,597,217      Government National Mortgage Association, 5.5%, 12  4,466,830
 4,797,349      Government National Mortgage Association, 5.5%, 2/  4,661,286
 3,112,449      Government National Mortgage Association, 5.5%, 2/  3,024,173
 4,482,884      Government National Mortgage Association, 5.5%, 2/  4,351,584
   430,242      Government National Mortgage Association, 5.5%, 2/    417,640
 2,076,041      Government National Mortgage Association, 5.5%, 2/  2,016,331
12,830,600      Government National Mortgage Association, 5.5%, 2/ 12,452,180
 3,980,118      Government National Mortgage Association, 5.5%, 2/  3,862,731
   139,625      Government National Mortgage Association, 5.5%, 3/    138,052
 3,677,291      Government National Mortgage Association, 5.5%, 3/  3,572,995
 4,385,495      Government National Mortgage Association, 5.5%, 3/  4,256,152
 1,982,302      Government National Mortgage Association, 5.5%, 3/  1,923,837
 1,395,394      Government National Mortgage Association, 5.5%, 3/  1,354,239
 5,886,883      Government National Mortgage Association, 5.5%, 3/  5,713,258
 7,973,864      Government National Mortgage Association, 5.5%, 3/  7,738,687
    34,660      Government National Mortgage Association, 5.5%, 4/     33,707
 1,566,202      Government National Mortgage Association, 5.5%, 4/  1,522,666
 7,176,151      Government National Mortgage Association, 5.5%, 6/  6,972,620
   651,918      Government National Mortgage Association, 5.5%, 7/    634,000
 1,553,746      Government National Mortgage Association, 5.5%, 7/  1,510,556
   287,388      Government National Mortgage Association, 5.5%, 8/    283,959
 1,465,041      Government National Mortgage Association, 5.5%, 9/  1,447,565
   914,650      Government National Mortgage Association, 5.5%, 9/    903,740
 1,346,227      Government National Mortgage Association, 5.5%, 9/  1,330,168
    28,281      Government National Mortgage Association, 6.0%, 1/     28,415
   513,073      Government National Mortgage Association, 6.0%, 1/    516,192
   833,783      Government National Mortgage Association, 6.0%, 1/    838,705
    54,323      Government National Mortgage Association, 6.0%, 1/     54,174
   745,075      Government National Mortgage Association, 6.0%, 1/    743,028
   334,455      Government National Mortgage Association, 6.0%, 1/    333,279
 1,208,695      Government National Mortgage Association, 6.0%, 10  1,205,374
   180,409      Government National Mortgage Association, 6.0%, 11    181,479
    52,690      Government National Mortgage Association, 6.0%, 11     52,995
 1,422,027      Government National Mortgage Association, 6.0%, 11  1,418,120
   220,500      Government National Mortgage Association, 6.0%, 12    222,520
    36,679      Government National Mortgage Association, 6.0%, 2/     36,578
   567,234      Government National Mortgage Association, 6.0%, 2/    565,676
    46,885      Government National Mortgage Association, 6.0%, 2/     46,756
   420,493      Government National Mortgage Association, 6.0%, 2/    419,338
     6,441      Government National Mortgage Association, 6.0%, 3/      6,479
    41,532      Government National Mortgage Association, 6.0%, 3/     41,418
    41,170      Government National Mortgage Association, 6.0%, 3/     41,057
    66,499      Government National Mortgage Association, 6.0%, 3/     66,317
   255,543      Government National Mortgage Association, 6.0%, 3/    254,841
   362,384      Government National Mortgage Association, 6.0%, 3/    361,389
    77,442      Government National Mortgage Association, 6.0%, 4/     78,151
   376,607      Government National Mortgage Association, 6.0%, 4/    378,896
    16,966      Government National Mortgage Association, 6.0%, 5/     17,066
   135,296      Government National Mortgage Association, 6.0%, 5/    134,924
   674,936      Government National Mortgage Association, 6.0%, 5/    673,082
 2,516,538      Government National Mortgage Association, 6.0%, 5/  2,509,623
    12,994      Government National Mortgage Association, 6.0%, 6/     13,113
   517,573      Government National Mortgage Association, 6.0%, 6/    520,628
 1,292,838      Government National Mortgage Association, 6.0%, 6/  1,300,469
   411,570      Government National Mortgage Association, 6.0%, 6/    410,439
    12,129      Government National Mortgage Association, 6.0%, 7/     12,203
 1,231,699      Government National Mortgage Association, 6.0%, 7/  1,238,970
   296,599      Government National Mortgage Association, 6.0%, 7/    298,350
   975,453      Government National Mortgage Association, 6.0%, 7/    972,773
   631,962      Government National Mortgage Association, 6.0%, 7/    630,225
     2,455      Government National Mortgage Association, 6.0%, 8/      2,469
 1,141,361      Government National Mortgage Association, 6.0%, 8/  1,139,274
   585,913      Government National Mortgage Association, 6.0%, 9/    589,152
 1,074,700      Government National Mortgage Association, 6.0%, 9/  1,071,747
   836,538      Government National Mortgage Association, 6.0%, 9/    834,239
    83,433      Government National Mortgage Association, 6.0%, 9/     83,204
    19,440      Government National Mortgage Association, 6.5%, 1/     19,861
     8,754      Government National Mortgage Association, 6.5%, 1/      8,922
     1,432      Government National Mortgage Association, 6.5%, 1/      1,464
    33,862      Government National Mortgage Association, 6.5%, 10     34,571
    24,976      Government National Mortgage Association, 6.5%, 10     25,498
    55,826      Government National Mortgage Association, 6.5%, 10     56,945
    20,055      Government National Mortgage Association, 6.5%, 11     20,475
   243,805      Government National Mortgage Association, 6.5%, 11    248,907
   395,750      Government National Mortgage Association, 6.5%, 11    403,972
    28,559      Government National Mortgage Association, 6.5%, 2/     29,131
    15,627      Government National Mortgage Association, 6.5%, 3/     15,941
     9,869      Government National Mortgage Association, 6.5%, 5/     10,083
   116,916      Government National Mortgage Association, 6.5%, 5/    119,259
    18,726      Government National Mortgage Association, 6.5%, 6/     19,101
    11,893      Government National Mortgage Association, 6.5%, 6/     12,131
    49,148      Government National Mortgage Association, 6.5%, 7/     50,133
    45,847      Government National Mortgage Association, 6.5%, 7/     46,766
   113,523      Government National Mortgage Association, 6.5%, 7/    115,414
   147,595      Government National Mortgage Association, 6.5%, 8/    150,553
    21,493      Government National Mortgage Association, 6.5%, 8/     21,924
    22,858      Government National Mortgage Association, 6.5%, 8/     23,316
   345,267      Government National Mortgage Association, 6.5%, 9/    352,186
   106,503      Government National Mortgage Association, 6.5%, 9/    108,638
    23,440      Government National Mortgage Association, 6.5%, 9/     23,910
       795      Government National Mortgage Association, 7.0%, 5/        829
     2,004      Government National Mortgage Association, 7.0%, 5/      2,089
     3,660      Government National Mortgage Association, 7.0%, 6/      3,815
     6,407      Government National Mortgage Association, 7.0%, 6/      6,676
    15,372      Government National Mortgage Association, 7.0%, 8/     16,025
       526      Government National Mortgage Association, 7.5%, 8/        551
     2,009      Government National Mortgage Association, 8.0%, 12      2,132
     1,906      Government National Mortgage Association I, 6.5%,       1,946
    10,343      Government National Mortgage Association I, 7.0%,      10,777
 3,145,593      Government National Mortgage Association II, 4.5%,  2,873,567
 6,369,162      Government National Mortgage Association II, 4.5%,  5,822,966
   936,578      Government National Mortgage Association II, 5.5%,    909,083
   844,402      Government National Mortgage Association II, 6.0%,    843,877
   454,847      Government National Mortgage Association II, 6.0%,    453,648
    19,005      Government National Mortgage Association II, 7.0%,     19,765
 3,700,000      U.S. Treasury Bonds, 4.0%, 2/15/14                  3,502,572
 8,750,000      U.S. Treasury Bonds, 4.25%, 8/15/14                 8,369,918
 6,030,000      U.S. Treasury Bonds, 4.5%, 11/30/11                 5,927,303
 3,100,000      U.S. Treasury Bonds, 4.625%, 11/15/16               3,004,337
 1,265,000      U.S. Treasury Bonds, 5.125%, 5/15/16                1,272,116
13,214,000      U.S. Treasury Bonds, 5.25%, 11/15/28               13,304,846
14,870,000      U.S. Treasury Bonds, 6.25%, 8/15/23                16,511,514
22,347,426      U.S. Treasury Inflation Notes, 1.875%, 7/15/15     21,118,317
19,256,835      U.S. Treasury Inflation Notes, 2.0%, 1/15/16       18,283,460
36,240,273      U.S. Treasury Inflation Notes, 2.375%, 1/15/17     35,382,393
   306,900      U.S. Treasury Inflation Notes, 2.5%, 7/15/16          303,471
 1,000,000      U.S. Treasury Notes, 4.0%, 11/15/12                   958,672
 9,350,000      U.S. Treasury Notes, 4.0%, 2/15/15                  8,755,396
 5,100,000      U.S. Treasury Notes, 4.125%, 5/15/15                4,806,352
 4,225,000      U.S. Treasury Notes, 4.25%, 11/15/14                4,031,246
10,160,000      U.S. Treasury Notes, 4.25%, 8/15/15                 9,640,092
31,425,000      U.S. Treasury Notes, 4.5%, 11/15/15                30,310,387
 1,800,000      U.S. Treasury Notes, 4.5%, 5/15/17                  1,725,750
 3,500,000      U.S. Treasury Notes, 4.625%, 2/15/17                3,389,533
 9,330,000      U.S. Treasury Notes, 4.875%, 2/15/12                9,318,338
 4,000,000      U.S. Treasury Notes, 5.25%, 2/15/29                 4,027,500
22,805,000      U.S. Treasury Notes, 5.375%, 2/15/31               23,417,884
 5,590,000      U.S. Treasury Notes, 5.5%, 8/15/28                  5,799,189
 8,800,000      U.S. Treasury Strip, 0.0%, 11/15/13                 6,432,985
                                                                  $689,577,044
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          $689,577,044
                (Cost  $702,076,320)

                FOREIGN GOVERNMENT BONDS - 4.3 %
4,870,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10           $ 3,642,267
90,450,000      Government of Sweden, 5.25%, 3/15/11               13,561,814
28,645,000      Government of Sweden, 5.5%, 10/8/12                 4,381,217
23,365,000      Government of Sweden, 8.0%, 8/15/07                 3,431,207
1,468,064,150   Japan Government, 1.1%, 12/10/16                   11,769,069
24,450,000      Norwegian Government, 5.5%, 5/15/09                 4,155,754
20,293,000      Norwegian Government, 6.0%, 5/16/11                 3,524,084
 5,344,000      Ontario Province, 5.5%, 4/23/13                     4,229,933
 6,780,000      Queensland Treasury, 6.0%, 8/14/13                  5,563,406
                                                                  $54,258,751
                TOTAL FOREIGN GOVERNMENT BONDS                    $54,258,751
                (Cost  $49,117,659)

                SUPERNATIONAL BONDS - 0.1 %
                Banks - 0.1 %
                Diversified Banks - 0.0 %
 1,000,000      Council of Europe, 5.5%, 1/18/12                  $   803,465
                TOTAL SUPERNATIONAL BONDS                         $   803,465
                (Cost  $658,949)

                MUNICIPAL BONDS - 0.4 %
                Municipal Airport - 0.3 %
 2,450,000      New Jersey Economic Development Authority Special $ 2,595,432
   745,000      New Jersey Economic Development Authority, 6.25%,     768,035
 2,450,000      Wayne Charter Escrow, 6.75%, 12/1/15 (d)                    0
                                                                  $ 3,363,467
                Municipal Utilities - 0.1 %
 1,000,000 8.12 San Antonio Texas Electric & Gas, 2/1/19 (144A)   $ 1,247,990
                Total Government                                  $ 4,611,457
                TOTAL MUNICIPAL BONDS                             $ 4,611,457
                (Cost  $3,767,858)

                SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.3 % *
                Energy - 0.4 %
                Oil & Gas Exploration & Production - 0.4 %
 3,520,000      Sandridge Energy, Fixed Rate Loan, 8.625%, 4/1/15 $ 3,608,000
 1,110,000      Sandridge Energy, Floating Rate Loan, 8.975%, 4/1/  1,137,750
                                                                  $ 4,745,750
                Total Energy                                      $ 4,745,750
                Materials - 0.7 %
                Diversified Metals & Mining - 0.1 %
   969,600      Freeport-McMoran Copper & Gold, Tranche B Term Loa$   971,278
                Paper Packaging - 0.3 %
 3,475,819      Georgia-Pacific Corp., Term B Loan,  7.11%, 12/20/$ 3,487,702
                Precious Metals & Minerals - 0.3 %
 4,400,000      Algoma Steel, Inc., First Lien Term Loan, 2.5%, 6/$ 4,411,000
                Total Materials                                   $ 8,869,980
                Commercial Services & Supplies - 0.0 %
                Commercial Printing - 0.0 %
    86,172      Cenveo Resources, Delayed Draw Loan, 7.11%, 6/21/1$    86,226
   412,759      Cenveo Resources, Term C Facility Loan, 7.11%, 6/2    413,017
                                                                  $   499,243
                Total Commercial Services & Supplies              $   499,243
                Consumer Services - 0.1 %
                Casinos & Gaming - 0.1 %
   110,121      Seminole Tribe of Florida, Term B-1 Delay Loan, 3.$   110,156
   371,660      Seminole Tribe of Florida, Term B-2 Delay Loan, 6.8   371,776
   368,219      Seminole Tribe of Florida, Term B-3 Delay Loan, 6.    368,334
                                                                  $   850,266
                Total Consumer Services                           $   850,266
                Media - 0.1 %
                Broadcasting & Cable Television - 0.1 %
 1,080,000      Charter Communications, New Term Loan, 7.36%, 3/6/$ 1,071,900
                Total Media                                       $ 1,071,900
                Household & Personal Products - 0.1 %
                Household Products - 0.1 %
   500,000      Yankee Candle Co., Term Loan, 7.36%, 2/6/14       $   502,240
                Personal Products - 0.0 %
   250,000      Brickman Holdings, Tranche B Term Loan, 7.40%, 1/2$   250,625
                Total Household & Personal Products               $   752,865
                Health Care Equipment & Services - 1.1 %
                Health Care Facilities - 0.7 %
 6,985,000      Community Health Systems, Inc., Senior Unsecured T$ 6,967,538
   265,517      Sun Health Care, Delayed Draw Loan, 4.93%, 1/15/08    266,292
   337,931      Sun Health Care, Synthetic LC Loan, 5.26%, 4/19/14    338,917
 1,496,552      Sun Health Care, Term Loan, 7.355%, 4/19/14         1,500,916
                                                                  $ 9,073,663
                Health Care Supplies - 0.4 %
 4,500,000      Inverness Medical Innovations, Second Lien Term Lo$ 4,528,125
                Total Health Care Equipment & Services            $13,601,788
                Diversified Financials - 0.2 %
                Specialized Finance - 0.2 %
 2,560,464      Ace Cash Express, Term Loan, 8.36%, 10/5/13       $ 2,570,066
                Total Diversified Financials                      $ 2,570,066
                Insurance - 0.1 %
                Insurance Brokers - 0.1 %
 1,600,000      USI Holdings Corp., Tranche B Term Loan, 8.11%, 5/$ 1,613,334
                Total Insurance                                   $ 1,613,334
                Technology Hardware & Equipment - 0.3 %
                Electronic Equipment & Instruments - 0.2 %
 1,900,000      Huawei-3Com Co., Ltd., Tranche B Term Loan, 8.37%,$ 1,904,750
   688,271      Sally Holdings, Term B Loan, 7.86%, 11/18/13          692,238
                                                                  $ 2,596,988
                Electronic Manufacturing Services - 0.1 %
 1,285,706      Baldor Electric Co., Term Loan, 7.125%, 1/31/14   $ 1,291,063
                Total Technology Hardware & Equipment             $ 3,888,051
                Semiconductors - 0.1 %
                Semiconductors - 0.1 %
 1,890,500      Freescale Semiconductor, Term Loan, 7.11%, 11/29/1$ 1,875,041
                Total Semiconductors                              $ 1,875,041
                Telecommunication Services - 0.1 %
                Wireless Telecommunication Services - 0.1 %
   500,000      American Cellular Corp., Tranche B Term Loan, 7.32$   500,209
   860,000      Knology, Inc., Term Loan, 7.59%, 4/30/12              864,031
                                                                  $ 1,364,240
                Total Telecommunication Services                  $ 1,364,240
                TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS $41,702,524
                (Cost  $41,560,610)
  Shares
                RIGHTS/WARRANTS - 0.0 %
                Transportation - 0.0 %
                Railroads - 0.0 %
     3,100      Atlantic Express Transportation, Expires 4/15/08 *$     4,650
                TOTAL RIGHTS/WARRANTS                             $     4,650
                (Cost  $0)
Principal
Amount ($)
                TEMPORARY CASH INVESTMENTS - 2.0 %
                Repurchase Agreement - 1.8 %
22,100,000      Lehman Brothers, 4.0%, dated 6/29/07, repurchase price
                of $22,100,000 plus accrued interest on 7/2/07 collateralized by $34,650,000 U.S. Treasury Notes, 3.625%, 1/15/0$22,100,000
  Shares
                Security Lending Collateral - 0.2 %
 3,257,584      Securities Lending Investment Fund, 5.28%         $ 3,257,584
                TOTAL TEMPORARY CASH INVESTMENTS                  $25,357,584
                (Cost  $25,357,584)
                TOTAL INVESTMENT IN SECURITIES - 96.3 %           $1,208,940,299
                (Cost  $1,209,689,715) (a)
                OTHER ASSETS AND LIABILITIES - 3.7 %              $45,875,030
                TOTAL NET ASSETS - 100.0 %                        $1,254,815,329

        *       Non-income producing security.

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2007, the value of these securities amounted to $193,986,418 or 15.5% of total net assets.

       **       Senior secured floating rate loan interests in which the Fund invests
                generally pay interest at rates that are periodically
redetermined by
                reference to a base lending rate plus a premium. These base lending rates
                are generally (i) the lending rate offered by one or more major
European
                banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate
                offered by one or more major United States banks, (iii) the certificate of
                deposit or (iv) other base lending rates used by commercial lenders. The
                rate shown is the coupon rate at period end.

      (a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,210,014,531 was as follows:

                Aggregate gross unrealized gain for all investments in
                which there is an excess of value over tax cost   $27,818,238

                Aggregate gross unrealized loss for all investments in
                which there is an excess of tax cost over value    (28,892,470)

                Net unrealized gain                               $(1,074,232)

      (b)       At June 30, 2007, the following securities were out on loan:

Principal
Amount ($)                           Security                        Value
2,682,550       Ainsworth Lumber, 6.75%, 3/15/14                  $1,995,817
  Shares
   50,229       Northwest Airlines *                               1,115,084
                Total                                             $3,110,901

      (c) Debt obligation with a variable interest rate. Rate shown is rate at period end.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.